Income Taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income Taxes
36. Income Taxes

(a)	Income tax expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Current income taxes(*1)	￦	2,470,416	932,085	802,997
Deferred income tax due to temporary differences		(153,919)	(407,958)	3,631
Items recognized directly in equity		(102,670)	(62,593)	(17,261)

Income tax expense	￦	2,213,827	461,534	789,367

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.

(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Net changes in fair value of equity investments at fair value through other comprehensive income	￦	(83,532)	(37,431)	(71,600)
Remeasurements of defined benefit plans		(17,685)	(16,971)	34,406
Others		(1,453)	(8,191)	19,933

	￦	(102,670)	(62,593)	(17,261)

(c)
The following table reconciles the calculated income tax expense based on
POSCO’s
statutory rate (27.5% for 2021, and 26.4% for 2022 and 2023) to the actual amount of taxes recorded by the Company for the years ended December 31, 2021, 2022 and 2023.

(in millions of Won)	2021		2022	2023
Profit before income tax expense	￦	9,389,809	4,047,491	2,635,426
Income tax expense computed at statutory rate		2,572,702	1,101,240	685,381
Adjustments:
Tax credits		(313,205)	(133,727)	(82,233)
Additional income tax expense for prior years (Refund of taxes for prior years)		(42,667)	22,929	152,656
Investment in subsidiaries, associates and joint ventures(*1)		(111,938)	(413,349)	146,498
Tax effects due to permanent differences		17,811	19,350	(3,011)
Carryforward of unused tax losses(*2)		(3,770)	(3,167)	(126,110)
Effect of tax rate change		—	(180,533)	4,998
Others		94,894	48,791	11,188

		(358,875)	(639,706)	103,986

Income tax expense	￦	2,213,827	461,534	789,367

Effective tax rate (%)		23.58%	11.40%	29,95%

(*1)
During the year ended December 31, 2022, POSCO HOLDINGS INC. sold certain of its subsidiaries and associates to POSCO, a subsidiary of POSCO Holdings, and classified CSP-Compania Siderurgica do Pecem, an investment in joint venture as assets held for sale. This amount includes
￦
451,352 million related to recognition of deferred tax assets which were previously not recognized.

(*2)	During the year ended December 31, 2023, POSCO HOLDINGS INC. recognized tax benefits of ￦ 122,922 million from utilizing tax losses carryforwards of a joint venture upon disposal of the joint venture.

(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022				2023
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	143,358	(12,857)	130,501	130,501	26,107	156,608
PP&E and Intangible asset		(1,118,806)	1,501,644	382,838	382,838	(143,136)	239,702
Share of profit or loss of equity-accounted investees		224,566	45,072	269,638	269,638	21,281	290,919
Allowance for inventories valuation		22,983	24,582	47,565	47,565	15,622	63,187
Prepaid expenses		19,530	(2,607)	16,923	16,923	(3,370)	13,553
Gain or loss on foreign currency translation		(1,105)	(12,601)	(13,706)	(13,706)	156,945	143,239
Defined benefit liabilities		(148,341)	107,924	(40,417)	(40,417)	36,883	(3,534)
Provision for construction losses		10,190	7,759	17,949	17,949	(6,280)	11,669
Provision for construction warranty		74,360	(4,089)	70,271	70,271	(24,548)	45,723
Accrued income		(50,452)	10,690	(39,762)	(39,762)	18,491	(21,271)
Provision for accelerated depreciation		(8,510)	(2,728,164)	(2,736,674)	(2,736,674)	75,944	(2,660,730)
Spin-off		—	1,543,628	1,543,628	1,543,628	(7,451)	1,536,177
Impairment loss on AFS		118,149	(23,607)	94,542	94,542	(225)	94,317
Difference in acquisition costs of treasury shares		69,408	(25,516)	43,892	43,892	(151)	43,741
Others		309,618	177,826	487,444	487,444	(328,342)	159,102

		(335,052)	609,684	274,632	274,632	(162,230)	112,402

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		73,459	(37,431)	36,028	36,028	(71,600)	(35,572)
Others		134,737	(141,788)	(7,051)	(7,051)	54,339	47,288

		208,196	(179,219)	28,977	28,977	(17,261)	11,716

Deferred tax from tax credit
Tax credit carry-forward and others		72,864	(1,500)	71,364	71,364	182,195	253,559
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		245,029	(21,008)	224,021	224,021	(6,335)	217,686

	￦	191,037	407,957	598,994	598,994	(3,631)	595,363

(e)	Deferred tax assets and liabilities as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022				2023
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	130,700	(199)	130,501	156,681	(73)	156,608
PP&E and Intangible asset		437,245	(54,407)	382,838	337,094	(97,392)	239,702
Share of profit or loss of equity-accounted investees		284,568	(14,930)	269,638	304,225	(13,306)	290,919
Allowance for inventories valuation		47,565	—	47,565	63,187	—	63,187
Prepaid expenses		17,003	(80)	16,923	13,659	(106)	13,553
Gain or loss on foreign currency translation		75,235	(88,941)	(13,706)	205,170	(61,931)	143,239
Defined benefit liabilities		550,140	(590,557)	(40,417)	598,177	(601,711)	(3,534)
Provision for construction losses		17,949	—	17,949	11,669	—	11,669
Provision for construction warranty		70,271	—	70,271	45,723	—	45,723
Accrued income		—	(39,762)	(39,762)	—	(21,271)	(21,271)
Provision for accelerated depreciation		—	(2,736,674)	(2,736,674)	—	(2,660,730)	(2,660,730)
Spin-off		1,543,628	—	1,543,628	1,536,177	—	1,536,177
Impairment loss on AFS		94,542	—	94,542	94,317	—	94,317
Difference in acquisition costs of treasury shares		43,892	—	43,892	43,741	—	43,741
Others		547,189	(59,745)	487,444	193,833	(34,731)	159,102

		3,859,927	(3,585,295)	274,632	3,603,653	(3,491,251)	112,402

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		105,125	(69,097)	36,028	50,134	(85,706)	(35,572)
Others		30,370	(37,421)	(7,051)	76,604	(29,316)	47,288

		135,495	(106,518)	28,977	126,738	(115,022)	11,716

Deferred tax from tax credit
Tax credit carry-forward and others		71,364	—	71,364	253,559	—	253,559
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		463,133	(239,112)	224,021	499,326	(281,640)	217,686

	￦	4,529,919	(3,930,925)	598,994	4,483,276	(3,887,913)	595,363

(f)
As of December 31, 2023, deductible temporary differences of
￦
6,282,636 million and taxable temporary differences of
￦
11,603,746 million related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities, because it is not probable they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.

(h)
Global minimum
top-up
tax is a system in which multinational corporations with annual revenue of the consolidated financial statements over
€
750 million in at least two of the preceding four fiscal years. If the effective tax rate of the multinational corporation is less than 15%, the corresponding amount needs to be paid to the tax authorities of the country where the controlling company that meets specific requirement is located.

In 2023, the corporate income tax law related to the global minimum top-up
tax in the Republic of Korea was amended and will be effective for fiscal years starting on or after January 1, 2024.
The Company expects to be subject to global minimum
top-up
tax, however, since the related corporate income tax law in the Republic of Korea will be effective on January 1, 2024, there is no impact on the Company’s income tax expense for the year ended December 31, 2023. Furthermore, as IAS No. 12 ‘Income Taxes’ temporarily exempts the Company from accounting for deferred income taxes related to global minimum top-up
tax, the Company did not recognize deferred tax assets and liabilities related to the global minimum top-up
tax as of December 31, 2023.
The Company is closely monitoring the financial impact of the global minimum top-up
tax. Considering transitional exemption provisions (Transitional CbCR Safe Harbor), even when assuming the Pillar Two corporate income tax law were applied to Republic of Korea in 2023, the Company does not expect the impact of the global minimum top-up
tax on the Company’s current income tax would be significant.